INSURANCE GROUP STATUTORY FINANCIAL INFORMATION - Narrative (Details)old - USD ($)	2 Months Ended	12 Months Ended
	Feb. 17, 2023	Dec. 31, 2022	Dec. 31, 2020	Jun. 30, 2021	Feb. 28, 2018
Statutory Accounting Practices [Abstract]
Shareholder dividends		$ 930,000,000	$ 2,100,000,000
Subsequent Event
Statutory Accounting Practices [Abstract]
Shareholder dividends	$ 1,700,000,000
EQ AZ Life Re
Statutory Accounting Practices [Abstract]
Other restricted assets		1,700,000,000
Revolving Credit Facility
Statutory Accounting Practices [Abstract]
Line of credit facility, maximum borrowing capacity		17,000,000
Holdings Revolving Credit Facility | Revolving Credit Facility
Statutory Accounting Practices [Abstract]
Line of credit facility, maximum borrowing capacity				$ 1,500,000,000	$ 2,500,000,000
Holdings Revolving Credit Facility | Revolving Credit Facility | EQ AZ Life Re
Statutory Accounting Practices [Abstract]
Line of credit facility, maximum borrowing capacity		$ 2,100,000,000